Supplemental disclosure of cash flow information (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of Changes in Operating Assets and Liabilities

	Three months ended		Six months ended
	June 30,		June 30,
	2021	2020	2021	2020
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(547)	(149)	103	(156)
Inventory	1	(8)	(39)	828
Prepaid expenses and other current assets	408	(279)	315	99
Payables and accrued liabilities	(430)	41	(315)	(451)
Taxes payable	—	—	(129)	—
Deferred revenues	3	11	1,230	(395)
Employee future benefits	(74)	(110)	(157)	(215)
	(639)	(494)	(1,008)	(290)